ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2022
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive income (loss) by component, net of tax, are as follows:

	Unrealized fair value gain (loss) on available- for-sale investments	Foreign currency translation	Total
	$	$	$

Balance as of January 1, 2020	5,400	49	5,449
Current year other comprehensive (loss) income	(4,419)	3,603	(816)
Transactions with non-controlling interests	–	48	48
Balance as of December 31, 2020	981	3,700	4,681
Current year other comprehensive loss	(1,278)	(32,263)	(33,541)
Transactions with non-controlling interests	–	341	341
Balance as of December 31, 2021	(297)	(28,222)	(28,519)
Current year other comprehensive loss	(6,263)	(78,297)	(84,560)
Capital contributed by non-controlling interest	–	1,864	1,864
Balance as of December 31, 2022	(6,560)	(104,655)	(111,215)